3 To 1 Diversified Equity Fund
SUMMARY SECTION – 3 TO 1 DIVERSIFIED EQUITY FUND
Investment Objective
The investment objective of the 3 to 1 Diversified Equity Fund (the “Equity Fund” or the “Fund”) is long-term capital appreciation and, secondarily, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	3 To 1 Diversified Equity Fund
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		3 To 1 Diversified Equity Fund
Management Fee		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.82%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.83%
Fee Waiver/Expense Reimbursement	[1]	0.67%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.16%
[1]	The Fund's Manager contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.15% of the Fund's average daily net assets through April 30, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Manager’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
3 To 1 Diversified Equity Fund	118	510	928	2,093

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 44.33% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Equity Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies of all market capitalizations. The Equity Fund’s assets are diversified among various issuers, industries and market sectors.

The Equity Fund’s assets typically are managed by several sub-advisers under the general supervision of Envestnet Asset Management, Inc., the Manager, which is responsible for establishing the Equity Fund’s asset allocation strategy. To achieve its investment objective, the Equity Fund invests in both growth and value style securities. A “growth” company generally is one that a sub-adviser believes has potential for growth, relative to the other companies in that particular company’s industry or the market. In making this determination, the sub-adviser generally looks for the presence of certain characteristics in the company, including: a strong balance sheet; a consistent history of earnings stability and growth; an attractive line-up of proprietary products, processes and/or services; a leadership position in the markets; and experienced management. In contrast, a “value” company is one that a sub-adviser believes has an intrinsic value (as determined by the sub-adviser) that is higher than reflected in the company’s then-current share price. In making this determination, a sub-adviser typically compares the security’s current market price to the company’s fundamentals, such as: price/earnings ratio; dividend yield; book value; assets to liabilities ratio; management ownership; and price/cash flow. Value style companies typically pay more dividends than growth style companies.

Equity securities in which the Equity Fund may invest include common stocks, common stock equivalents (such as rights, warrants, and convertible securities, including convertible preferred stocks and when-issued securities), and preferred stocks of domestic and foreign companies, as well as securities of other investment companies and exchange-traded funds (“ETFs”) that invest primarily in equity securities. The Equity Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Equity Fund also may invest in ETFs whose portfolios primarily consist of commodities.

The Equity Fund may invest up to 40% of its assets in foreign securities (measured at the time of purchase), directly through foreign exchanges or indirectly through depositary receipts such as American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, which are issued by banks or trust companies and represent shares of a foreign company. American Depositary Receipts may be sponsored or unsponsored. The Equity Fund’s investments in foreign securities also may include securities of companies in emerging markets (up to 15% of its net assets, measured at the time of purchase). These foreign securities may be denominated in foreign currencies.

The Equity Fund may (but is not required to) hedge against currency movements in the various markets in which it invests by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own. In addition, the Equity Fund may take active foreign currency positions not designed as a hedge, in which case the Equity Fund is making investments in foreign currencies in an attempt to profit from changes in currency exchange rates.

The Fund may purchase Rule 144A securities that a sub-adviser determines to be liquid based on guidelines adopted by the Board of Trustees. Rule 144A establishes a “safe harbor” from the registration requirements for resales of certain securities to qualified institutional buyers.

The Equity Fund may invest up to 20% of its assets in non-equity securities, including short-term debt and government securities, money market instruments, and shares of other investment companies (including open-end funds and ETFs) that invest primarily in debt securities, government securities, or commodities, and these underlying funds may engage in derivative transactions. The Equity Fund may also invest, to a limited extent, in derivative securities, primarily for hedging purposes. The Fund may engage in active trading of its portfolio securities as a result of its overall strategy.

The Manager determines how the Equity Fund’s assets will be allocated among various types of investments. The Manager periodically rebalances the Equity Fund’s asset allocation (including the allocation among various sub-advisers) in response to market conditions, as well as to ensure an appropriate mix of elements in the Equity Fund. From time to time, rather than allocating assets to a particular sub-adviser, the Manager may instead manage those assets directly. The Manager may invest the assets according to the investment strategies and limitations described in the Fund’s Prospectus and Statement of Additional Information, or may cause the Equity Fund to invest in other investment companies that invest primarily in domestic and foreign equity securities, generally based on equity market indices, sectors, industries, market capitalizations, investment styles, countries or geographic regions.

Principal Risks

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. Your investment in the Fund is not insured or guaranteed by any government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The principal risks of investing in the Fund are:

• Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

• Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes. The rights of common stockholders are subordinate to all other claims on a company’s assets; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

• Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Growth Style Risk. To the extent that the Fund invests in companies that appear to be growth-oriented, the sub-adviser’s perceptions of a company’s growth potential may be wrong, or the securities purchased may not perform as expected, causing losses to the Fund.

• Value Risk. The market may not agree with the sub-adviser’s determination that a stock is undervalued and the stock’s price may not rise to what the sub-adviser believes is its full value. The stock may even decrease in value.

• Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.

• Convertible Securities Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. These securities involve the risk that the issuer will default on its obligation.

• Fixed Income Securities Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

• Foreign Securities Risk.Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

• Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

• Management Risk. The sub-adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.

• Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Illiquidity Risk. Liquid securities purchased by the Fund may subsequently become illiquid if, for example, dealers or institutional investors are no longer interested in purchasing the securities. In such event, the Fund may find it difficult to dispose of the securities at a fair price and at the times when the Fund believes it is desirable to do so.

• Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate, which may negatively affect performance.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 22.81% Worst Quarter: 2nd Quarter, 2010, -10.09%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns 3 To 1 Diversified Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes	The Fund	Return Before Taxes		18.45%	(2.46%)	Jan 31, 2008
Return After Taxes on Distributions	The Fund	Return After Taxes on Distributions		17.96%	(2.76%)	Jan 31, 2008
Return After Taxes on Distributions and Sale of Fund Shares	The Fund	Return After Taxes on Distributions and Sale of Fund Shares		11.99%	(2.27%)	Jan 31, 2008
MSCI World Index		MSCI World Index	(reflects no deductions for fees, expenses and taxes)	12.34%	(1.78%)	Jan 31, 2008
Custom Benchmark		Custom Benchmark	(reflects no deductions for fees, expenses and taxes)	16.23%	1.21%	Jan 31, 2008

The Custom Benchmark is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 616-4848 or accessed on the Fund’s website at www.3to1funds.com.

3 To 1 Strategic Income Fund
SUMMARY SECTION – 3 TO 1 STRATEGIC INCOME FUND
Investment Objective
The investment objective of the 3 to 1 Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) is total return, comprised of long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	3 To 1 Strategic Income Fund
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		3 To 1 Strategic Income Fund
Management Fee		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.93%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.93%
Fee Waiver/Expense Reimbursement	[1]	0.78%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.15%
[1]	The Fund's Manager contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.15% of the Fund's average daily net assets through April 30, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Manager’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
3 To 1 Strategic Income Fund	117	530	970	2,191

Portfolio Turnover
The Strategic Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.66% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Strategic Income Fund invests at least 80% of its net assets in fixed income securities. The Strategic Income Fund may elect to pursue its investment objective either by investing directly in fixed income securities or by investing in other mutual funds, including ETFs and actively managed open-end or closed-end funds, that primarily hold a portfolio of fixed income securities.

The Strategic Income Fund’s assets typically are managed by multiple sub-advisers under the general supervision of Envestnet Asset Management, Inc., the Manager, which is responsible for establishing the Strategic Income Fund’s asset allocation strategy. To achieve its investment objective, the Strategic Income Fund invests in a variety of fixed income securities. Generally, in selecting securities for the Strategic Income Fund, the sub-advisers develop an outlook for interest rates, and the domestic and global economy; analyze credit and call risks of individual issues; and use other security selection techniques. The proportion of Strategic Income Fund assets that a sub-adviser commits to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the sub-adviser’s outlook for the U.S. and foreign economies, the financial markets and other factors.

Fixed income securities in which the Strategic Income Fund invests include all varieties of fixed income and floating rate securities, whether investment grade or non-investment grade, and with maturities of any length. The Strategic Income Fund seeks to allocate its investments among the following types of fixed income securities:

• obligations issued by the U.S. Government and its agencies or instrumentalities;

• debt securities of domestic and foreign corporations;

• mortgage-backed and asset-backed securities;

• receipts involving U.S. Treasury obligations and other “stripped securities;”

• municipal securities of issuers located in all 50 states, the District of Columbia or other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations;

• obligations of international agencies or supranational entities;

• floating and variable rate securities;

• zero coupon, pay-in-kind or deferred payment securities;

• securities issued on a when-issued and a delayed-delivery basis;

• high yield debt securities (junk bonds);

• custodial receipts;

• convertible securities;

• sovereign debt, including emerging markets debt; and

• other investment companies (including open-end funds and ETFs) that invest primarily in fixed income securities.

The Strategic Income Fund may invest up to 75% of its assets in high yield, lower-quality fixed income securities that are rated below investment grade or, if unrated, determined by a sub-adviser to be of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Strategic Income Fund may invest up to 40% of its net assets, measured at the time of purchase, in fixed income securities issued by foreign corporations and foreign governments, including securities of companies and governments in emerging markets (up to 15% of its net assets, measured at the time of purchase). These foreign securities may not be denominated in U.S. dollars. The Strategic Income Fund may engage in hedging of foreign currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own. In addition, the Strategic Income Fund may take active foreign currency positions not designed as a hedge, in which case the Fund is making investments in foreign currencies in an attempt to profit from changes in currency exchange rates.

The Strategic Income Fund may invest up to 20% of its assets in other than fixed income securities, such as open-end mutual funds and ETFs that invest primarily in equity securities or commodities, and these underlying funds may engage in derivative transactions. The Strategic Income Fund may also invest, to a limited extent, in derivative securities, primarily for hedging purposes. The Strategic Income Fund may engage in active trading of its portfolio securities as a result of its overall strategy.

The Strategic Income Fund may purchase Rule 144A securities that a sub-adviser determines to be liquid based on guidelines adopted by the Board of Trustees. Rule 144A establishes a safe harbor from the registration requirements for resales of certain securities to qualified institutional buyers.

The Manager determines how the Strategic Income Fund’s assets will be allocated among various types of investments. The Manager periodically rebalances the Strategic Income Fund’s asset allocation (including allocation among the various sub-advisers) in response to market conditions, as well as to ensure an appropriate mix of elements in the Strategic Income Fund. From time to time, rather than allocating assets to one or more sub-advisers, the Manager may instead manage those assets directly. The Manager may invest the assets according to the investment strategies and limitations described in the Fund’s Prospectus and Statement of Additional Information, or may invest them in other investment companies that invest primarily in fixed income securities, generally based on various fixed income market indices, sectors, industries, market capitalizations, investment styles, countries or geographic regions.

Principal Risks

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. Your investment in the Fund is not insured or guaranteed by any government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The principal risks of investing in the Fund are:

• Fixed Income Securities Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate and credit risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Municipal Securities Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Strategic Income Fund’s investments in such securities. Failure to meet certain legal requirements may cause the interest received by the Strategic Income Fund on the municipal securities to be taxable.

• Mortgage-Related and Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates or to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on some mortgage-related securities may expose the Strategic Income Fund to a lower rate of return upon reinvestment of principal. Asset-backed securities typically are supported by some form of credit enhancement. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

• Foreign Securities Risk.Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

• Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

• Management Risk. The sub-adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.

• Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.

• Convertible Securities Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. These securities involve the risk that the issuer will default on its obligation.

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Illiquidity Risk. Liquid securities purchased by the Fund may subsequently become illiquid if, for example, dealers or institutional investors are no longer interested in purchasing the securities. In such event, the Fund may find it difficult to dispose of the securities at a fair price and at the times when the Fund believes it is desirable to do so.

• Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate, which may negatively affect performance.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by any government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 15.56% Worst Quarter: 1st Quarter, 2009, 0.75%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns 3 To 1 Strategic Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes	The Fund	Return Before Taxes		15.31%	9.40%	Jan 31, 2008
Return After Taxes on Distributions	The Fund	Return After Taxes on Distributions		11.80%	6.52%	Jan 31, 2008
Return After Taxes on Distributions and Sale of Fund Shares	The Fund	Return After Taxes on Distributions and Sale of Fund Shares		10.42%	6.35%	Jan 31, 2008
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses and taxes)	6.56%	5.48%	Jan 31, 2008
Custom Benchmark		Custom Benchmark	(reflects no deductions for fees, expenses and taxes)	10.53%	8.45%	Jan 31, 2008

The Custom Benchmark is comprised of 50% Barclay’s Capital U.S. Aggregate Bond Index and 50% Barclays Capital U.S. High Yield Intermediate Bond Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 616-4848 or accessed on the Fund’s website at www.3to1funds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
3 To 1 Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – 3 TO 1 DIVERSIFIED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 3 to 1 Diversified Equity Fund (the “Equity Fund” or the “Fund”) is long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, income.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Manager’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	510
5 years	rr_ExpenseExampleYear05	928
10 years	rr_ExpenseExampleYear10	2,093
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 44.33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.33%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Equity Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies of all market capitalizations. The Equity Fund’s assets are diversified among various issuers, industries and market sectors.

The Equity Fund’s assets typically are managed by several sub-advisers under the general supervision of Envestnet Asset Management, Inc., the Manager, which is responsible for establishing the Equity Fund’s asset allocation strategy. To achieve its investment objective, the Equity Fund invests in both growth and value style securities. A “growth” company generally is one that a sub-adviser believes has potential for growth, relative to the other companies in that particular company’s industry or the market. In making this determination, the sub-adviser generally looks for the presence of certain characteristics in the company, including: a strong balance sheet; a consistent history of earnings stability and growth; an attractive line-up of proprietary products, processes and/or services; a leadership position in the markets; and experienced management. In contrast, a “value” company is one that a sub-adviser believes has an intrinsic value (as determined by the sub-adviser) that is higher than reflected in the company’s then-current share price. In making this determination, a sub-adviser typically compares the security’s current market price to the company’s fundamentals, such as: price/earnings ratio; dividend yield; book value; assets to liabilities ratio; management ownership; and price/cash flow. Value style companies typically pay more dividends than growth style companies.

Equity securities in which the Equity Fund may invest include common stocks, common stock equivalents (such as rights, warrants, and convertible securities, including convertible preferred stocks and when-issued securities), and preferred stocks of domestic and foreign companies, as well as securities of other investment companies and exchange-traded funds (“ETFs”) that invest primarily in equity securities. The Equity Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Equity Fund also may invest in ETFs whose portfolios primarily consist of commodities.

The Equity Fund may invest up to 40% of its assets in foreign securities (measured at the time of purchase), directly through foreign exchanges or indirectly through depositary receipts such as American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, which are issued by banks or trust companies and represent shares of a foreign company. American Depositary Receipts may be sponsored or unsponsored. The Equity Fund’s investments in foreign securities also may include securities of companies in emerging markets (up to 15% of its net assets, measured at the time of purchase). These foreign securities may be denominated in foreign currencies.

The Equity Fund may (but is not required to) hedge against currency movements in the various markets in which it invests by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own. In addition, the Equity Fund may take active foreign currency positions not designed as a hedge, in which case the Equity Fund is making investments in foreign currencies in an attempt to profit from changes in currency exchange rates.

The Fund may purchase Rule 144A securities that a sub-adviser determines to be liquid based on guidelines adopted by the Board of Trustees. Rule 144A establishes a “safe harbor” from the registration requirements for resales of certain securities to qualified institutional buyers.

The Equity Fund may invest up to 20% of its assets in non-equity securities, including short-term debt and government securities, money market instruments, and shares of other investment companies (including open-end funds and ETFs) that invest primarily in debt securities, government securities, or commodities, and these underlying funds may engage in derivative transactions. The Equity Fund may also invest, to a limited extent, in derivative securities, primarily for hedging purposes. The Fund may engage in active trading of its portfolio securities as a result of its overall strategy.

The Manager determines how the Equity Fund’s assets will be allocated among various types of investments. The Manager periodically rebalances the Equity Fund’s asset allocation (including the allocation among various sub-advisers) in response to market conditions, as well as to ensure an appropriate mix of elements in the Equity Fund. From time to time, rather than allocating assets to a particular sub-adviser, the Manager may instead manage those assets directly. The Manager may invest the assets according to the investment strategies and limitations described in the Fund’s Prospectus and Statement of Additional Information, or may cause the Equity Fund to invest in other investment companies that invest primarily in domestic and foreign equity securities, generally based on equity market indices, sectors, industries, market capitalizations, investment styles, countries or geographic regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Equity Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies of all market capitalizations. The Equity Fund’s assets are diversified among various issuers, industries and market sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. Your investment in the Fund is not insured or guaranteed by any government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The principal risks of investing in the Fund are:

• Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

• Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes. The rights of common stockholders are subordinate to all other claims on a company’s assets; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

• Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Growth Style Risk. To the extent that the Fund invests in companies that appear to be growth-oriented, the sub-adviser’s perceptions of a company’s growth potential may be wrong, or the securities purchased may not perform as expected, causing losses to the Fund.

• Value Risk. The market may not agree with the sub-adviser’s determination that a stock is undervalued and the stock’s price may not rise to what the sub-adviser believes is its full value. The stock may even decrease in value.

• Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.

• Convertible Securities Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. These securities involve the risk that the issuer will default on its obligation.

• Fixed Income Securities Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

• Foreign Securities Risk.Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

• Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

• Management Risk. The sub-adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.

• Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Illiquidity Risk. Liquid securities purchased by the Fund may subsequently become illiquid if, for example, dealers or institutional investors are no longer interested in purchasing the securities. In such event, the Fund may find it difficult to dispose of the securities at a fair price and at the times when the Fund believes it is desirable to do so.

• Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate, which may negatively affect performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2009	rr_AnnualReturn2009	35.88%
2010	rr_AnnualReturn2010	18.45%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 22.81% Worst Quarter: 2nd Quarter, 2010, -10.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.09%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Custom Benchmark is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 616-4848 or accessed on the Fund’s website at www.3to1funds.com.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 616-4848 or accessed on the Fund’s website at www.3to1funds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.3to1funds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 616-4848
3 To 1 Diversified Equity Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Diversified Equity Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	17.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Diversified Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	11.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Diversified Equity Fund | MSCI World Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
One Year	rr_AverageAnnualReturnYear01	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Diversified Equity Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
One Year	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – 3 TO 1 STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 3 to 1 Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) is total return, comprised of long-term capital appreciation and income.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Income Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Manager’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	530
5 years	rr_ExpenseExampleYear05	970
10 years	rr_ExpenseExampleYear10	2,191
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategic Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.66%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Strategic Income Fund invests at least 80% of its net assets in fixed income securities. The Strategic Income Fund may elect to pursue its investment objective either by investing directly in fixed income securities or by investing in other mutual funds, including ETFs and actively managed open-end or closed-end funds, that primarily hold a portfolio of fixed income securities.

The Strategic Income Fund’s assets typically are managed by multiple sub-advisers under the general supervision of Envestnet Asset Management, Inc., the Manager, which is responsible for establishing the Strategic Income Fund’s asset allocation strategy. To achieve its investment objective, the Strategic Income Fund invests in a variety of fixed income securities. Generally, in selecting securities for the Strategic Income Fund, the sub-advisers develop an outlook for interest rates, and the domestic and global economy; analyze credit and call risks of individual issues; and use other security selection techniques. The proportion of Strategic Income Fund assets that a sub-adviser commits to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the sub-adviser’s outlook for the U.S. and foreign economies, the financial markets and other factors.

Fixed income securities in which the Strategic Income Fund invests include all varieties of fixed income and floating rate securities, whether investment grade or non-investment grade, and with maturities of any length. The Strategic Income Fund seeks to allocate its investments among the following types of fixed income securities:

• obligations issued by the U.S. Government and its agencies or instrumentalities;

• debt securities of domestic and foreign corporations;

• mortgage-backed and asset-backed securities;

• receipts involving U.S. Treasury obligations and other “stripped securities;”

• municipal securities of issuers located in all 50 states, the District of Columbia or other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations;

• obligations of international agencies or supranational entities;

• floating and variable rate securities;

• zero coupon, pay-in-kind or deferred payment securities;

• securities issued on a when-issued and a delayed-delivery basis;

• high yield debt securities (junk bonds);

• custodial receipts;

• convertible securities;

• sovereign debt, including emerging markets debt; and

• other investment companies (including open-end funds and ETFs) that invest primarily in fixed income securities.

The Strategic Income Fund may invest up to 75% of its assets in high yield, lower-quality fixed income securities that are rated below investment grade or, if unrated, determined by a sub-adviser to be of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Strategic Income Fund may invest up to 40% of its net assets, measured at the time of purchase, in fixed income securities issued by foreign corporations and foreign governments, including securities of companies and governments in emerging markets (up to 15% of its net assets, measured at the time of purchase). These foreign securities may not be denominated in U.S. dollars. The Strategic Income Fund may engage in hedging of foreign currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency that the Fund owns or wants to own. In addition, the Strategic Income Fund may take active foreign currency positions not designed as a hedge, in which case the Fund is making investments in foreign currencies in an attempt to profit from changes in currency exchange rates.

The Strategic Income Fund may invest up to 20% of its assets in other than fixed income securities, such as open-end mutual funds and ETFs that invest primarily in equity securities or commodities, and these underlying funds may engage in derivative transactions. The Strategic Income Fund may also invest, to a limited extent, in derivative securities, primarily for hedging purposes. The Strategic Income Fund may engage in active trading of its portfolio securities as a result of its overall strategy.

The Strategic Income Fund may purchase Rule 144A securities that a sub-adviser determines to be liquid based on guidelines adopted by the Board of Trustees. Rule 144A establishes a safe harbor from the registration requirements for resales of certain securities to qualified institutional buyers.

The Manager determines how the Strategic Income Fund’s assets will be allocated among various types of investments. The Manager periodically rebalances the Strategic Income Fund’s asset allocation (including allocation among the various sub-advisers) in response to market conditions, as well as to ensure an appropriate mix of elements in the Strategic Income Fund. From time to time, rather than allocating assets to one or more sub-advisers, the Manager may instead manage those assets directly. The Manager may invest the assets according to the investment strategies and limitations described in the Fund’s Prospectus and Statement of Additional Information, or may invest them in other investment companies that invest primarily in fixed income securities, generally based on various fixed income market indices, sectors, industries, market capitalizations, investment styles, countries or geographic regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Strategic Income Fund invests at least 80% of its net assets in fixed income securities. The Strategic Income Fund may elect to pursue its investment objective either by investing directly in fixed income securities or by investing in other mutual funds, including ETFs and actively managed open-end or closed-end funds, that primarily hold a portfolio of fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. Your investment in the Fund is not insured or guaranteed by any government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The principal risks of investing in the Fund are:

• Fixed Income Securities Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate and credit risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Municipal Securities Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Strategic Income Fund’s investments in such securities. Failure to meet certain legal requirements may cause the interest received by the Strategic Income Fund on the municipal securities to be taxable.

• Mortgage-Related and Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates or to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on some mortgage-related securities may expose the Strategic Income Fund to a lower rate of return upon reinvestment of principal. Asset-backed securities typically are supported by some form of credit enhancement. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

• Foreign Securities Risk.Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

• Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

• Management Risk. The sub-adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.

• Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.

• Convertible Securities Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. These securities involve the risk that the issuer will default on its obligation.

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Illiquidity Risk. Liquid securities purchased by the Fund may subsequently become illiquid if, for example, dealers or institutional investors are no longer interested in purchasing the securities. In such event, the Fund may find it difficult to dispose of the securities at a fair price and at the times when the Fund believes it is desirable to do so.

• Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate, which may negatively affect performance.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by any government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2009	rr_AnnualReturn2009	31.79%
2010	rr_AnnualReturn2010	15.31%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 15.56% Worst Quarter: 1st Quarter, 2009, 0.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.75%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Custom Benchmark is comprised of 50% Barclay’s Capital U.S. Aggregate Bond Index and 50% Barclays Capital U.S. High Yield Intermediate Bond Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 616-4848 or accessed on the Fund’s website at www.3to1funds.com.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 616-4848 or accessed on the Fund’s website at www.3to1funds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.3to1funds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 616-4848
3 To 1 Strategic Income Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	15.31%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Strategic Income Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	10.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Strategic Income Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
One Year	rr_AverageAnnualReturnYear01	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
3 To 1 Strategic Income Fund | Custom Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
One Year	rr_AverageAnnualReturnYear01	10.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008

[1]	The Fund's Manager contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.15% of the Fund's average daily net assets through April 30, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.